Income Tax (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of income taxes [Abstract]
Disclosure of information about effective income tax expense (recovery) [Table Text Block]
	2026	2025
	$	$
Net loss before tax	(38,252)	(5,820)
Statutory tax rate	27.00%	27.00%
Expected income recovery	(10,328)	(1,571)
Change in deferred tax assets not recognized	10,869	6,462
Share issuance costs	-	(1,462)
Foreign exchange	887	845
Change in estimate	-	(2,486)
Gain on spin out arrangement	-	(2,664)
Non-deductible items and other	(1,102)	876
Withholding Taxes	107	-
Total income tax expense (recovery)	433	-

Disclosure of deferred taxes [Table Text Block]
	2026	2025
	$	$
Non-capital loss carry forwards	16,938	10,806
Property and equipment	123	167
Exploration and evaluation assets	(17,061)	(10,973)
Net deferred tax asset (liability)	-	-

Disclosure of information about unrecognized deductible temporary differences [Table Text Block]
	2026	2025
	$	$
Non-capital loss carry forwards	88,442	51,350
Property, plant, and equipment	623	91
Equity investments	5,283	1,240
Financing costs	9,415	8,056
Foreign exchange	709	192
Capital Loss	6,138	6,054
Exploration and evaluation assets	737	-
Total unrecognized deductible temporary differences	111,347	66,983

Disclosure of information about non-capital loss carry forwards [Table Text Block]
Expiry	$
2046	11,798
2045	8,809
2044	-
2043	7,936
2042	4,890
2041	4,256
2040	-
2039	-
2038	-
2037	11,591
2036	29,404
2035	10,254
Total	88,442